REVENUES - BY TIMING OF RECOGNITION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 14,845	$ 12,067	$ 27,878	$ 23,347
Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	61	18	107	81
Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	895	765	1,838	1,448
Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	994	851	1,987	1,777
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,744	1,112	3,418	2,189
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,564	8,637	19,509	16,712
Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	586	682	1,018	1,138
Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1	2	1	2
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,430	8,274	16,943	15,581
Goods or services transferred at point in time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	330	326	648	580
Goods or services transferred at point in time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21	11	39	41
Goods or services transferred at point in time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65	63	153	125
Goods or services transferred at point in time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,433	7,190	15,090	13,695
Goods or services transferred at point in time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	580	682	1,012	1,138
Goods or services transferred at point in time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1	2	1	2
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,415	3,793	10,935	7,766
Goods or services transferred over time [member] | Asset management
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	61	18	107	81
Goods or services transferred over time [member] | Real Estate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	565	439	1,190	868
Goods or services transferred over time [member] | Renewable Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	973	840	1,948	1,736
Goods or services transferred over time [member] | Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,679	1,049	3,265	2,064
Goods or services transferred over time [member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,131	1,447	4,419	3,017
Goods or services transferred over time [member] | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6	0	6	0
Goods or services transferred over time [member] | Corporate Activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 0	$ 0	$ 0	$ 0